Trade and Other Receivables - Summary on Trade and Other Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Trade and other receivables [abstract]
Trade receivables	$ 475.3	$ 538.5
Allowance for doubtful accounts	(6.5)	(5.5)
Trade receivables net of allowance	468.8	533.0
Sales tax and other government receivables	137.3	107.2
Other	11.2	16.1
Total trade and other receivables	$ 617.3	$ 656.3